FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEPT 30,2010
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		OCTOBER 12, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	33 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1081229.819 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL        COL         COL  COL  COL
1                    2          3         4          5           6    7    8
_______________________________________________________________________________
	             Title of             Value      SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)   PRN         DISC MGRS AUTH
_______________________________________________________________________________
Chubb Corp           COM 	171232101 69873.624  1225862  SH Sole None Sole
Chubb Corp           COM 	171232101 1299.600   22800    SH Sole None None
ConocoPhillips       COM 	20825C104 171084.487 2979009  SH Sole None Sole
ConocoPhillips       COM 	20825C104 2928.930   51000    SH Sole None None
DR Horton Inc        COM 	23331A109 42918.163  3859547  SH Sole None Sole
DR Horton Inc        COM 	23331A109 1110.777   99890    SH Sole None None
Emp. Brasil de Aero  ADR        29081M102 12799.407  451319   SH Sole None Sole
Fom. Econ. Mex. SAB  ADR        344419106 8754.375   172500   SH Sole None Sole
H&R Block Inc        COM 	93671105  82.752     6400     SH Sole None Sole
HJ Heinz Co          COM 	423074103 128814.744 2718781  SH Sole None Sole
HJ Heinz Co          COM 	423074103 2965.988   62600    SH Sole None None
Johnson & Johnson    COM 	478160104 141835.559 2290212  SH Sole None Sole
Johnson & Johnson    COM 	478160104 2672.280   43150    SH Sole None None
Legg Mason Inc       COM 	524901105 45471.214  1500205  SH Sole None Sole
Legg Mason Inc       COM 	524901105 1048.726   34600    SH Sole None None
Lexmark Int. Inc     COM 	529771107 249.984    5600     SH Sole None Sole
Microsoft Corp       COM 	594918104 2762.663   112900   SH Sole None None
Microsoft Corp       COM 	594918104 143217.343 5852569  SH Sole None Sole
Natuzzi SpA          ADR        63905A101 158.844    43400    SH Sole None Sole
Newfield Expl. Co    COM 	651290108 252.736    4400     SH Sole None Sole
NVIDIA Corp          COM 	67066G104 100.448    8600     SH Sole None Sole
Oceaneering Int. Inc COM 	675232102 134.650    2500     SH Sole None Sole
Petroleo Brasil SA   ADR        71654V101 17323.713  528001   SH Sole None Sole
Pfizer Inc           COM 	717081103 2285.327   133100   SH Sole None None
Pfizer Inc           COM 	717081103 115984.020 6755039  SH Sole None Sole
Pulte Group Inc      COM 	745867101 679.776    77600    SH Sole None None
Pulte Group Inc      COM 	745867101 37019.611  4225983  SH Sole None Sole
SK Telecom Co Ltd    ADR        78440P108 16775.993  959725   SH Sole None Sole
Ternium SA           ADR        880890108 12556.506  384226   SH Sole None Sole
Time Warner Inc      COM 	887317303 1412.043   46100    SH Sole None None
Time Warner Inc      COM 	887317303 85021.904  2775705  SH Sole None Sole
Toll Brothers Inc    COM 	889478103 224.554    11800    SH Sole None Sole
Turkcell Ilet. Hiz.  ADR        900111204 11409.080  681546   SH Sole None Sole